Parus Madho
Director
Securities Operations

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

NYSE Group

08023787

CERTNYS

Received SEC
JAN 3 1 2008
Washington, DC 20549

1- 01063

January 31, 2008

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, DANA HOLDING CORPORATION, Common Stock, par value $0.01 per share and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on January 18, 2008. Tentative listing date – February 1, 2008.

Sincerely,

Parus Madho

END